Lease arrangements - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease arrangements
Interest expense on lease liabilities	£ 5	£ 6	£ 6
Leases with future cash outflows	£ 7	£ 6